UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4559
State Street Research Income Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	3/31

Date of reporting period:	10/1/04 - 12/31/04

Item 1. Portfolio of Investments

State Street Research Asset Allocation Fund

INVESTMENT PORTFOLIO December 31, 2004

Issuer	Shares	Value

Equity Securities 57.4%

Automobiles & Transportation 0.8%

Automobiles 0.1%
General Motors Corp.^	19,800	$793,188

Miscellaneous Transportation 0.2%
Stolt Nielsen SA*^	13,000	371,868
Stolt Nielsen SA^	14,800	422,392
Tidewater Inc.^	18,000	640,980
		1,435,240

Railroads 0.4%
CSX Corp.	14,400	577,152
Norfolk Southern Corp.	15,900	575,421
Union Pacific Corp.	28,000	1,883,000
		3,035,573

Truckers 0.1%
Yellow Roadway Corp.*^	4,800	267,408
Total Automobiles & Transportation		5,531,409

Consumer Discretionary 10.8%

Casinos/Gambling, Hotel/Motel 1.0%
Alliance Gaming Corp.*^	60,500	835,505
Boyd Gaming Corp.^	9,600	399,840
International Game Technology Inc.	20,400	701,352
Marriott International Inc.	42,400	2,670,352
Pinnacle Entertainment Inc.*^	16,700	330,326
Starwood Hotels & Resorts Worldwide Inc.	32,500	1,898,000
Station Casinos Inc.*	9,600	524,928
		7,360,303

Commercial Services 1.4%
Ask Jeeves Inc.*^	9,500	254,125
Cendant Corp.	94,500	2,209,410
eBay Inc.*	32,600	3,790,728
LECG Corp.^	23,200	432,680
Manpower Inc.	36,400	1,758,120
Waste Management Inc.	47,700	1,428,138
		9,873,201

Communications, Media & Entertainment 1.7%
Directv Group Inc.*	69,474	1,162,995
Liberty Media Corp.*	127,500	1,399,950
LIN TV Corp.^	65,900	1,258,690
News Corp.^	176,400	3,386,880
Time Warner Inc.	75,600	1,469,664
Viacom Inc. Cl. B*	20,200	735,078
Walt Disney Co.	101,300	2,816,140
		12,229,397

Consumer Electronics 0.7%
Harman International Industries Inc.	13,100	1,663,700
Yahoo! Inc.*	96,200	3,624,816
		5,288,516

Consumer Products 0.4%
International Flavors & Fragrances Inc.	14,600	625,464
Kimberly-Clark Corp.	18,000	1,184,580
Snap-On Inc.	34,400	1,181,984
		2,992,028

Consumer Services 0.3%
Aaron Rents Inc.^	20,300	507,500
Corinthian Colleges Inc.*^	15,800	297,751
Corporate Executive Board Co.*	6,500	435,110
IAC/InterActiveCorp *^	3	83
Laureate Education Inc.^	10,900	480,581
Resources Connection Inc.^	13,700	744,047
		2,465,072

Household Furnishings 0.3%
Newell Rubbermaid Inc.	99,100	2,397,229

Printing & Publishing 0.4%
Belo Corp. Cl. A	39,800	1,044,352
RR Donnelley & Sons Co.	36,000	1,270,440
Tribune Co.	16,400	691,096
		3,005,888

Restaurants 1.1%
Darden Restaurants Inc.	34,900	968,126
McDonald’s Corp.	63,100	2,022,986
Rare Hospitality International Inc.*^	26,400	841,104
Ruby Tuesday Inc.^	26,900	701,552
Starbucks Corp.*	27,100	1,689,956
Wendy’s International Inc.	32,100	1,260,246
		7,483,970

Issuer	Shares	Value

Retail 2.4%
Abercrombie & Fitch Co.	9,600	450,720
Aeropostale Inc.*^	9,300	273,699
AutoZone Inc.*	10,800	986,148
Federated Department Stores Inc.	34,800	2,011,092
GAP Inc.	63,200	1,334,784
Home Depot Inc.	36,500	1,560,010
Kohl’s Corp.*	35,200	1,730,784
Limited Brands Inc.	31,800	732,036
Lowes Cos. Inc.	15,100	869,609
Pacific Sunwear Of California	18,300	407,358
Petsmart Inc.	42,000	1,492,260
Staples Inc.	49,600	1,672,016
Target Corp.	71,500	3,712,995
		17,233,511

Shoes 0.3%
Nike Inc. Cl. B	20,200	1,831,938

Textile Apparel Manufacturers 0.4%
Coach Inc.*	17,560	990,384
Polo Ralph Lauren Corp.	41,000	1,746,600
		2,736,984

Toys 0.4%
Mattel Inc.	90,100	1,756,049
Toys “R” Us Inc.*	40,000	818,800
		2,574,849
Total Consumer Discretionary		77,472,886

Consumer Staples 2.4%

Beverages 0.3%
Anheuser-Busch Inc.	40,700	2,064,711

Drug & Grocery Store Chains 0.6%
CVS Corp.	36,300	1,636,041
Kroger Co.*	159,700	2,801,138
		4,437,179

Foods 0.5%
Dean Foods Co.*	38,900	1,281,755
General Mills Inc.	26,800	1,332,228
Kraft Foods Inc. Cl. A	23,400	833,274
		3,447,257

Household Products 0.9%
Clorox Co.	45,500	2,681,315
Procter & Gamble Co.	65,780	3,623,162
		6,304,477

Tobacco 0.1%
Altria Group Inc.	16,900	1,032,590
Total Consumer Staples		17,286,214

Financial Services 9.4%

Banks & Savings & Loan 3.0%
Bank of America Corp.	80,036	3,760,892
Bank of New York Co. Inc.	43,000	1,437,060
Comerica Inc.	18,800	1,147,176
East West BanCorp. Inc.^	12,800	537,088
Goldman Sachs Group Inc.	13,900	1,446,156
JPMorgan Chase & Co.	83,700	3,265,137
KeyCorp.	42,200	1,430,580
Merrill Lynch & Co. Inc.	16,400	980,228
North Fork Bancorp. Inc.	41,550	1,198,717
PNC Financial Corp.	17,500	1,005,200
Regions Financial Corp.	39,500	1,405,805
Southwest Bancorp. of Texas Inc.^	24,200	563,618
UCBH Holdings Inc.^	16,400	751,448
US Bancorp.	59,000	1,847,880
Washington Mutual Inc.	14,000	591,920
		21,368,905

Financial Data Processing Services & Systems 0.2%
Alliance Data Systems Corp.	34,100	1,619,068

Insurance 1.6%
American International Group Inc.	49,100	3,224,397
Assurant Inc.*	34,800	1,063,140
Everest Reinsurance Group, Ltd.	11,300	1,012,028
Genworth Financial Inc.	56,900	1,536,300
Hartford Financial Services Group Inc.	16,500	1,143,615
UNUM Provident Corp.	35,000	627,900
XL Capital Ltd.	36,200	2,810,930
		11,418,310

Issuer	Shares	Value

Miscellaneous Financial 3.9%
AMBAC Financial Group Inc.	15,950	1,309,973
American Express Co.	54,640	3,080,057
Capital One Financial Corp.	14,100	1,187,361
CapitalSource Inc.*^	17,900	459,493
CIT Group Inc.	33,700	1,544,134
Citigroup Inc.	119,920	5,777,746
Collegiate Funding Services Inc.^	30,100	424,109
Dow Jones & Co. Inc.^	28,500	1,227,210
H & R Block Inc.	25,500	1,249,500
MBNA Corp.	128,400	3,619,596
MoneyGram International Inc.	48,900	1,033,746
Morgan Stanley Inc.	28,000	1,554,560
Prospect Energy Corp. *	400	4,800
Providian Financial Corp.*	84,000	1,383,480
Radian Group Inc.	22,800	1,213,872
SLM Corp.	46,800	2,498,652
		27,568,289

Real Estate Investment Trusts 0.1%
Boston Properties Inc.	14,600	944,182

Securities Brokerage & Services 0.5%
Affiliated Managers Group Inc.*^	7,000	474,180
AG Edwards Inc.^	34,600	1,495,066
Charles Schwab Corp.	66,300	792,948
Janus Capital Group Inc.	52,500	882,525
NGP Capital Resources Co.^	2,700	41,499
		3,686,218

Real Estate & Construction 0.1%
Equity Office Properties Trust	18,900	550,368
Total Financial Services		67,155,340

Health Care 7.2%

Drugs & Biotechnology 4.2%
Alkermes Inc.*^	12,700	178,943
Allergan Inc.	22,300	1,807,861
Amgen Inc.*	12,840	823,686
Baxter International Inc.	46,400	1,602,656
Biogen Idec*	31,500	2,098,215
Bristol-Myers Squibb Co.	44,900	1,150,338
Charles River Laboratories Holdings*^	32,200	1,481,522
Elan Corp. plc*^	11,800	321,550
Genentech, Inc.*	21,300	1,159,572
Icos Corp.*^	7,600	214,928
Invitrogen Corp.*	17,400	1,168,062
Johnson & Johnson Inc.	58,940	3,737,975
Martek Biosciences Corp.*^	6,500	332,800
Medimmune Inc.*	47,700	1,293,147
Merck & Co. Inc.	26,300	845,282
MGI Pharma Inc.*^	12,900	361,329
Novartis AG ADR	87,830	4,438,928
Pfizer Inc.	113,482	3,051,531
PRA International^	12,200	302,316
Protein Design Labs Inc.*^	29,800	615,668
Schering-Plough Inc.	41,100	858,168
Watson Pharmaceuticals Inc.*	36,000	1,181,160
Wyeth	21,800	928,462
		29,954,099

Health Care Facilities 0.4%
HCA Inc.	31,280	1,249,949
LCA Vision Inc.*^	9,150	214,018
LifePoint Hospitals Inc.*^	6,100	212,402
Quest Diagnostics, Inc.*	7,900	754,845
United Surgical Partners International Inc.*^	11,000	458,700
		2,889,914

Health Care Services 1.5%
Aetna Inc.	13,800	1,721,550
Caremark Rx Inc.*	42,000	1,656,060
Covance Inc.*	18,400	713,000
Matria Healthcare Inc.^	13,300	519,631
Pacificare Health Systems, Inc. Cl. A*^	13,900	785,628
Symbion Inc.^	33,800	746,304
Unitedhealth Group Inc.	43,500	3,829,305
Universal Health Services Inc.	26,900	1,197,050
		11,168,528

Hospital Supply 1.1%
Advanced Medical Optics Inc.^	16,300	670,582
Animas Corp.^	44,600	697,098
Cooper Cos. Inc.^	5,700	402,363
Cutera Inc.^	17,900	223,392
Dade Behring Holdings Inc.	5,600	313,600
Guidant Corp.	19,700	1,420,370
Inamed Corp.	8,000	506,000
St. Jude Medical Inc.*	29,000	1,215,970
Steris Corp.	42,000	996,240
Zimmer Holdings Inc.*	14,400	1,153,728
		7,599,343
Total Health Care		51,611,884

Issuer	Shares	Value

Integrated Oils 1.1%

Integrated Domestic 0.1%
Amerada Hess Corp.	11,600	955,608

Integrated International 1.0%
BP plc ADR	17,000	992,800
ChevronTexaco Corp.	31,200	1,638,312
Exxon Mobil Corp.	56,500	2,896,190
Royal Dutch Petroleum Co.^	21,000	1,204,980
		6,732,282
Total Integrated Oils		7,687,890

Materials & Processing 3.3%

Agriculture 0.4%
Monsanto Co.	53,670	2,981,369

Building & Construction 0.1%
York International Corp.	31,400	1,084,556

Chemicals 0.8%
Air Products & Chemicals Inc.	22,400	1,298,528
E.I. Du Pont De Nemours & Co.	38,800	1,903,140
Lyondell Petrochemical Co.	27,000	780,840
Nalco Holding Co.	32,100	626,592
Reunion Industries Inc.*	595	214
Sherwin-Williams Co.	24,700	1,102,361
		5,711,675

Containers & Packaging 0.6%
Owens Illinois Inc.	52,600	1,191,390
Pactiv Corp.*	55,200	1,396,008
Smurfit-Stone Container Corp.*	76,600	1,430,888
		4,018,286

Diversified Manufacturing 0.4%
American Standard Cos., Inc.*	30,700	1,268,524
Ashland Inc.	23,400	1,366,092
		2,634,616

Gold & Precious Metals 0.4%
Novagold Resources Inc.*^	126,700	981,925
Bema Gold Corp.*	50,000	153,000
Coeur D’Alene Mines Corp.*^	40,000	157,200
Crystallex International Corp.*^	300,000	1,077,000
Gold Reserve Inc. *	100,000	447,000
		2,816,125

Miscellaneous Materials & Processing 0.1%
Alcoa Inc.	15,300	480,726

Office Supplies 0.1%
Avery Dennison Corp.	17,000	1,019,490

Paper & Forest Products 0.4%
Bowater Inc.^	20,700	910,179
International Paper Co.	33,000	1,386,000
MeadWestvaco Corp.	29,300	992,977
		3,289,156
Total Materials & Processing		24,035,999

Non-U.S. Equities 0.9%

Accrete Energy Inc.	4,960	16,243
Blizzard Energy Inc.	12,000	25,933
C1 Energy Ltd.*	85,733	124,705
Chamaelo Energy Inc.	1,900	9,160
Chamaelo Energy Inc.‡	9,800	47,244
Cinch Energy Corp.*‡	26,880	16,533
Cinch Energy Corp.*‡	33,600	559
Crew Energy Inc.‡	9,400	65,240
Delphi Energy Corp.	18,000	55,058
ENDEV ENERGY INC.^	231,700	209,919
Esprit Energy Trust	41,375	423,001
Galleon Energy Inc.	30,500	275,060
Gateway Gold Corp.	19,500	26,743
Kick Energy Corp.	8,800	36,572
Lightning Energy Ltd.	29,400	105,812
Meridian Energy Corp.*	37,000	129,166
Midnight Oil Exploration Ltd.	19,600	55,390
Mustang Resources Inc.*	18,600	125,227
Mustang Resources Inc.*	9,600	64,633
Niko Resources Ltd.^	13,500	566,325
Oilexco Inc.*^	23,400	59,905
Oilexco Inc.*‡	38,900	99,586
Oilexco Inc. (WT)*‡	9,725	14,550
Pacific Rodera Energy Inc.	6,900	10,151
Paramount Resources Ltd. *	15,600	348,799

Issuer	Shares	Value

Prospex Resources Ltd.	43,140	118,329
Purcell Energy Inc.‡	68,773	198,754
Purcell Energy Inc.*‡	68,773	26,295
Railpower Tecnologies Corp.	17,600	91,138
Stratagold Corp.	181,822	102,767
Sunridge Gold Corp.*	76,700	49,727
Technicoil Corp.‡	33,500	82,977
Tempest Energy Corp.	10,400	57,398
True Energy Inc. *	13,200	39,937
West Energy Ltd.	143	680
Westport Innovations Inc.*	70,500	100,204
Westport Innovations Inc.	3,650	0
Expro International Group	19,723	135,653
Tullow Oil plc	97,735	285,549
Venture Production	20,752	93,033
Argo Energy Ltd.	19,200	47,717
Axis Capital Holdings Ltd.	40,140	1,098,230
Fording Canadian Coal Trust^	6,200	478,330
Minefinders Corp., Ltd.	4,700	32,242
Niko Resources Ltd.‡	2,000	57,980
Southwestern Resources Corp.*	47,300	487,507
Thunder Energy Inc.*	29,367	183,071
Total Non-U.S. Equities		6,679,032

Other 5.2%

Miscellaneous 2.6%
Ishares Russell^	61,300	11,828,448
Ishares Trust	44,010	3,718,845
Ishares Trust	50,500	3,351,685
		18,898,978

Multi-Sector 2.6%
FMC Corp.*	18,700	903,210
General Electric Co.	180,420	6,585,330
Hillenbrand Industries, Inc.^	17,000	944,180
Honeywell International Inc.	49,200	1,742,172
ITT Industries Inc.	13,800	1,165,410
McDermott International Inc.*^	16,500	302,940
Textron Inc.	8,900	656,820
Tyco International Ltd.	176,500	6,308,110
		18,608,172
Total Other		37,507,150

Other Energy 5.2%

Miscellaneous Energy 1.9%
Arch Coal Inc.	34,700	1,233,238
CONSOL Energy Inc*	35,200	1,442,848
CONSOL Energy Inc.	141,000	5,788,050
Diamond Offshore Drilling Inc.	9,200	368,460
Massey Energy Corp.*^	59,900	2,093,505
Peabody Energy Corp.	24,400	1,974,204
Penn Virginia Corp.^	26,000	1,054,820
		13,955,125

Offshore Drilling 0.4%
Transocean Inc.	67,500	2,861,325

Oil & Gas Producers 1.8%
Compton Petroleum Corp. *	42,700	385,084
Petrofalcon Corp. *	25,800	69,910
Anadarko Petroleum Corp.	9,800	635,138
Cabot Oil & Gas Corp. Cl. A	6,000	265,500
CanArgo Energy Corp.^	191,100	208,299
Clayton Williams Energy Inc.*^	35,000	801,500
Devon Energy Corp.	2	78
EOG Resources Inc.	66,400	4,738,304
Exploration Co.^	10,900	68,779
Longview Energy Co. *	3,200	48,000
Matador Resources Co.*‡	895	12,082
Newfield Exploration Co.*	50,400	2,976,120
Petrohawk Energy Corp. *^	4,300	36,808
Pioneer Drilling Co.*‡	8,600	87,032
Pioneer Natural Resources Co.	27,000	947,700
Plains Exploration & Production Co.*	44,500	1,157,000
Treasure Islands Royalty Trust*	300,000	210,000
		12,647,334

Oil Well Equipment & Services 1.1%
BJ Services Co.	19,300	898,222
Global Industries Inc.*^	50,000	414,500
Grey Wolf Inc.*^	38,900	205,003
Halliburton Co.	37,300	1,463,652
Key Energy Services Inc.*	9,900	116,820
KFX Inc.^	11,500	166,980
Nabors Industries Ltd*	18,700	959,123
Newpark Resources Inc.*^	77,200	397,580
Patterson-UTI Energy Inc.	63,200	1,229,240
Precision Drilling Corp.*	6,400	401,920
Pride International Inc.*	14,800	303,992

Issuer	Shares	Value

Schlumberger Ltd.	13,600	910,520
Weatherford International Ltd.*	11,600	595,080
		8,062,632
Total Other Energy		37,526,416

Producer Durables 1.8%

Aerospace 0.5%
Alliant Technology Systems Inc.*	18,800	1,229,144
Boeing Co.	23,500	1,216,595
Lockheed Martin Corp.	13,900	772,145
		3,217,884

Electrical Equipment & Components 0.1%
Cooper Industries Ltd.	9,600	651,744

Industrial Products 0.3%
Agilent Technologies Inc.*	45,600	1,098,960
American Power Conversion Corp.	61,300	1,311,820
		2,410,780

Machinery 0.2%
Briggs & Stratton Corp.	26,600	1,106,028
Helix Technology Corp.^	26,100	453,879
		1,559,907

Miscellaneous Equipment 0.1%
Grainger Inc.	13,700	912,694

Office Furniture & Business Equipment 0.1%
HNI Corp.^	19,580	842,919

Production Technology Equipment 0.2%
Cognex Corp.	9,700	270,630
Cymer Inc.*	12,900	381,066
Lam Research Corp. *	17,800	514,598
Phase Metrics Inc. (acquired 1/23/98 through 11/15/00, cost $651,892)*‡@	50,574	7,081
		1,173,375

Telecommunications Equipment 0.3%
American Tower Corp. Cl. A*	37,500	690,000
Polycom Inc.*	28,700	669,284
Spectralink Corp.*^	34,590	490,486
		1,849,770
Total Producer Durable		12,619,073

Technology 6.9%

Communications Technology 1.6%
Cisco Systems Inc.*	152,720	2,947,496
Ditech Communications Corp.	13,500	201,825
Juniper Networks Inc.*	45,300	1,231,707
Motorola Inc.	48,900	841,080
NCR Corp.*	21,400	1,481,522
Qualcomm Inc.	68,000	2,883,200
Scientific-Atlanta Inc.	33,700	1,112,437
SpectraSite Inc.	7,900	457,410
		11,156,677

Computer Software 2.0%
Anteon International Corp.	14,800	619,528
CACI International Inc.^	9,800	667,674
Cognizant Technology Solutions Corp.	18,200	770,406
Microsoft Corp.	256,720	6,856,991
Oracle Systems Corp.*	244,200	3,350,424
Red Hat Inc.*^	57,100	762,285
Unisys Corp.*	132,800	1,351,904
		14,379,212

Computer Technology 1.6%
Dell Inc.*	95,800	4,037,012
Electronic Data Systems Corp.	39,300	907,830
EMC Corp.*	196,800	2,926,416
Epicor Software Corp.*^	17,700	249,393
Hewlett-Packard Co.	45,000	943,650
NVIDIA Inc.*^	12,000	282,720
Sun Microsystems Inc.*	222,500	1,197,050
Zebra Technologies Corp. Cl. A*	11,100	624,708
		11,168,779

Electronics 0.6%
Aeroflex Inc.*	44,200	535,704
General Dynamics Corp.	19,200	2,008,320
Power Integrations Inc.*^	10,900	215,602
Raytheon Co.	46,100	1,790,063
		4,549,689

Issuer	Shares	Value

Electronics: Semiconductors/Components 1.1%
Cypress Semiconductor Corp.*^	68,100	798,813
Intel Corp.	175,230	4,098,630
International Rectifier Corp.*	12,000	534,840
Linear Technology Corp.	35,400	1,372,104
Microsemi Corp.*^	29,700	515,592
O2Micro International Ltd.*	18,100	207,064
PMC-Sierra Inc.*	56,700	637,875
		8,164,918
Total Technology		49,419,275

Utilities 2.4%

Cable Television & Radio 0.2%
Comcast Corp. Cl. A Spl.*	35,200	1,155,968

Electrical 1.0%
Constellation Energy Group Inc.	19,700	861,087
NiSource Inc.	44,100	1,004,598
PPL Corp.	68,400	3,644,352
Public Service Enterprise Group Inc.	27,300	1,413,321
		6,923,358

Gas Distribution 0.1%
Keyspan Corp.	20,300	800,835

Telecommunications 1.1%
CenturyTel Inc.	23,300	826,451
SBC Communications Inc.	67,500	1,739,475
Sprint Corp.	146,000	3,628,100
Verizon Communications Inc.	45,200	1,831,052
		8,025,078
Total Utilities		16,905,239
Total Equity Securities (Cost $332,082,971)		411,437,807

Issuer	Maturity Date	Principal Amount	Value

Fixed Income Securities 39.0%

U.S. Treasury 3.4%
U.S. Treasury Bond, 7.25%^	5/15/2016	1,425,000	1,783,700
U.S. Treasury Bond, 8.875%^	2/15/2019	3,650,000	5,251,011
U.S. Treasury Bond, 6.25%^	8/15/2023	650,000	760,982
U.S. Treasury Bond, 6.25%^	5/15/2030	2,475,000	2,959,075
U.S. Treasury Note, 7.00%^	7/15/2006	10,725,000	11,371,009
U.S. Treasury Note, 5.625%^	5/15/2008	775,000	831,248
U.S. Treasury Note, 5.75%^	8/15/2010	175,000	192,671
U.S. Treasury Note, 4.00%^	11/15/2012	1,150,000	1,148,068
			24,297,764

U.S. Agency Mortgage 10.6%
Federal Home Loan Mortgage Corp., 8.50%	7/01/2009	23	24
Federal Home Loan Mortgage Corp., 4.00%	3/15/2010	225,000	226,454
Federal Home Loan Mortgage Corporation, 4.00%	1/15/2015	274,660	276,616
Federal Home Loan Mortgage Corp., 3.75%	3/15/2011	700,000	703,043
Federal Home Loan Mortgage Corp., 4.00%	7/15/2014	590,392	593,445
Federal Home Loan Mortgage Corp., 9.50%	12/01/2022	493,470	553,655
Federal Home Loan Mortgage Corp., 5.50%	7/01/2033	1,322,904	1,346,109
Federal National Mortgage Association, 0.00%	1/01/2005	13,600	968,456
Federal National Mortgage Association, 6.50%	1/01/2005	363,739	382,444
Federal National Mortgage Association, 0.53%	1/25/2005	6,834,639	244,461
Federal National Mortgage Association, 3.50%	1/25/2005	750,000	750,956
Federal National Mortgage Association, 8.00%	4/01/2008	22,669	23,731
Federal National Mortgage Association, 8.00%	6/01/2008	30,204	31,646
Federal National Mortgage Association, 8.50%	2/01/2009	30,232	32,126
Federal National Mortgage Association, 4.50%	4/25/2009	1,264,288	1,273,868
Federal National Mortgage Association, 4.125%	4/15/2014	6,075,000	5,887,939
Federal National Mortgage Association, 7.00%	8/01/2014	176,735	187,389
Federal National Mortgage Association, 7.00%	9/01/2014	267,490	283,595

Issuer	Maturity Date	Principal Amount	Value

Federal National Mortgage Association, 6.00%	5/01/2017	448,210	469,936
Federal National Mortgage Association, 5.00%	6/01/2018	556,611	566,052
Federal National Mortgage Association, 4.50%	10/01/2018	419,013	418,623
Federal National Mortgage Association, 4.50%	1/10/2020	5,225,000	5,207,036
Federal National Mortgage Association, 4.00%	1/19/2020	775,000	756,352
Federal National Mortgage Association, 5.00%	1/19/2020	8,625,000	8,759,766
Federal National Mortgage Association, 5.50%	1/19/2020	1,775,000	1,833,797
Federal National Mortgage Association, 6.00%	1/19/2020	2,000,000	2,095,000
Federal National Mortgage Association, 6.50%	1/19/2020	625,000	662,305
Federal National Mortgage Association, 5.00%	6/01/2023	553,431	556,187
Federal National Mortgage Association, 5.50%	1/01/2024	370,027	378,525
Federal National Mortgage Association, 7.50%	10/01/2025	7	8
Federal National Mortgage Association, 6.50%	5/01/2029	203,165	213,492
Federal National Mortgage Association, 7.50%	7/01/2029	232,394	249,387
Federal National Mortgage Association, 7.50%	1/01/2031	735,818	788,680
Federal National Mortgage Association, 8.00%	2/01/2033	417,750	454,436
Federal National Mortgage Association, 5.50%	5/01/2033	821,240	834,446
Federal National Mortgage Association, 5.00%	11/01/2033	1,924,983	1,913,691
Federal National Mortgage Association, 5.50%	11/01/2033	1,052,288	1,069,210
Federal National Mortgage Association, 5.50%	11/01/2033	636,127	646,357
Federal National Mortgage Association, 5.50%	1/01/2034	2,167,676	2,202,535
Federal National Mortgage Association, 5.00%	3/01/2034	1,477,355	1,468,689
Federal National Mortgage Association, 5.00%	3/01/2034	1,285,744	1,278,202
Federal National Mortgage Association, 4.50%	1/13/2035	3,125,000	3,019,531
Federal National Mortgage Association, 5.00%	1/13/2035	3,425,000	3,397,172
Federal National Mortgage Association, 5.50%	1/13/2035	3,425,000	3,476,375
Federal National Mortgage Association TBA, 6.00%	1/13/2035	7,550,000	7,804,813
Federal National Mortgage Association TBA, 6.50%	1/13/2035	3,425,000	3,590,900
Government National Mortgage Association, 6.50%	2/15/2009	64,261	67,620
Government National Mortgage Association, 6.50%	6/15/2009	22,732	24,037
Government National Mortgage Association, 6.50%	7/15/2009	139,194	146,276
Government National Mortgage Association, 7.50%	11/15/2010	5,624	5,990
Government National Mortgage Association, 7.50%	12/15/2010	86,124	91,726
Government National Mortgage Association, 7.00%	1/15/2025	109,871	117,394
Government National Mortgage Association, 6.50%	11/15/2028	446,770	471,407
Government National Mortgage Association, 7.00%	11/15/2028	192,014	204,432
Government National Mortgage Association, 7.00%	11/15/2028	13,758	14,650
Government National Mortgage Association, 5.50%	4/15/2033	1,316,331	1,345,693
Government National Mortgage Association, 6.00%	9/20/2033	379,949	393,561
Government National Mortgage Association, 5.00%	10/20/2033	1,835,070	1,836,167
Government National Mortgage Association, 6.00%	10/20/2033	613,244	637,308
Government National Mortgage Association, 6.00%	11/20/2033	832,895	862,734
Government National Mortgage Association, 6.00%	2/20/2034	670,414	694,474
Government National Mortgage Association, 5.50%	12/01/2099	1,475,000	1,504,960
			76,019,273

Issuer	Maturity Date	Principal Amount	Value

Finance/ Mortgage 13.9%
Allstate Financial Global Funding LLC Note, 2.50%†	6/20/2008	325,000	310,268
AmeriCredit Automobile Recreation Trust 2002-D A4, 3.40%	4/13/2009	350,000	350,168
Ameriquest Mortgage Securities Inc., 3.67%	1/25/2005	425,000	426,505
Asset Backed Funding Corp. Note, 4.45%†	1/26/2005	107,182	106,734
Bank of America Corp. Sub. Note, 7.40%	1/15/2011	325,000	376,473
Bank One Issuance Trust, 2.19%	3/15/2012	1,400,000	1,407,278
Bank One Issuance Trust Note 2002-C3, 3.76%	1/15/2005	300,000	301,020
Bankamerica Institutional Bond, 8.07%†	12/31/2026	225,000	247,662
Bear Stearns Commercial Mortgage Securities Inc. Note Cl. A1, 5.92%	10/15/2036	903,630	966,723
Bear Stearns Commercial Mortgage Securities Inc. Note Cl. A2, 7.08%	7/15/2031	250,000	279,134
Bear Stearns Commerical Mortgage Securities Inc., 4.36%	1/01/2005	936,044	946,953
Bear Stearns Commerical Mortgage Securities Inc. Note Cl. A2, 7.32%	10/15/2032	475,000	542,054
C Bass Trust Note, 5.78%	1/25/2005	275,000	277,945
Capital Auto Receivables Trust Note, 4.16%	7/16/2007	202,914	203,659
Caterpillar Financial Asset Trust, 3.13%	1/25/2005	500,000	498,008
CDC Commercial Mortgage Trust, 5.25%	1/11/2005	1,749,533	1,816,729
Centex Home Equity Loan Trust, 6.54%	1/25/2005	550,000	559,407
Centex Home Equity Loan Trust Note 2003-B Cl. M3, 5.52%	1/25/2005	475,000	494,383
Chase Commercial Mortgage Securities Corp. Note 1998-02 Cl. A2, 6.39%	11/18/2030	1,475,000	1,594,129
Chase Funding Mortgage Loan, 3.99%	1/25/2005	275,000	275,755
Chase Funding NIM Trust Note, 5.00%	1/25/2005	49,173	49,112
Chase Funding NIM Trust Note, 3.75%	3/27/2035	72,628	72,536
Chase Manhattan Auto Owner Trust Note 2001-B Cl. A4, 3.80%	5/15/2008	80,357	80,625
Chase Manhattan Auto Owner Trust Note 2002-A, 4.17%	9/15/2008	422,880	425,056
Chase Manhattan Auto Owner Trust Note 2003-B, 2.43%	2/16/2010	1,500,000	1,481,697
CIT Group Inc. Note, 4.125%	2/21/2006	275,000	277,795
Citibank Credit Card Issuance Trust Note 2000 Cl. C1, 7.45%	9/15/2007	300,000	309,024
Citibank Credit Card Issuance Trust Note 2001 Cl. B2, 2.93%	3/10/2005	500,000	502,825
Citibank Credit Card Issuance Trust Note 2001 Cl. C3, 6.65%	5/15/2008	575,000	598,253
Citigroup Capital Note, 7.75%	12/01/2036	225,000	244,138
Citigroup Inc, 5.00%†	9/15/2014	944,000	948,554
Commercial Mortgage Acceptance Corp. Note 1998-C2 Cl. C, 6.46%	1/01/2005	275,000	296,848
Countrywide Asset-Backed Securities, Inc. Note 2002-A Cl. M2, 3.57%	1/25/2005	75,000	75,305
Countrywide Asset-Backed Securities, Inc. Note 2002-BC1 Cl. M2, 4.42%	1/25/2005	300,000	307,348
Countrywide Asset-Backed Securities, Inc. Note 2003-1 Cl. B, 5.68%	1/25/2005	250,000	255,735
Countrywide Asset-Backed Securities, Inc. Note 2003-2 Cl. M2, 4.07%	1/25/2005	1,075,000	1,097,426
Countrywide Asset-Backed Securities, Inc. Note 2003-3 Cl. M6, 5.08%	1/25/2005	1,500,000	1,546,423
Countrywide Asset-Backed Securities, Inc. Note 2003-4 Cl. M3, 4.17%	1/25/2005	650,000	662,168
Countrywide Funding Corp. Mtn, 4.125%	9/15/2009	450,000	447,983
Countrywide Home Loan Inc. Note, 4.60%	1/01/2005	247,213	243,060
Countrywide Home Loan Inc. Note, 4.785%	1/01/2005	82,137	83,152
Countrywide Home Loan Inc. Note, 4.00%	1/25/2005	886,262	867,517
Countrywide Home Loan Inc. Note, 5.72%	9/19/2031	469,609	464,332
Crestar Capital Trust Note, 8.16%	12/15/2026	175,000	194,960
Distribution Financial Services Note 2001-1 Cl. A4, 5.67%	1/17/2017	69,345	70,091

Issuer	Maturity Date	Principal Amount	Value

DLJ Commercial Mortgage Corp. Note 1999-CG1 Cl. A1B, 6.46%	3/10/2032	150,000	162,707
DLJ Commerical Mortgage Corp. Note 1998-CG1 Cl. A1A, 6.11%	1/01/2005	10,807	10,815
EOP Operating LP Note, 6.80%	1/15/2009	775,000	849,488
ERAC USA Finance Co. Note, 8.25%†	5/01/2005	450,000	457,416
ERAC USA Finance Co. Note, 6.625%†	5/15/2006	225,000	233,625
ERP Operating LP Note, 6.63%	4/13/2015	600,000	606,101
First National Bank Sub. Note, 7.375%	9/15/2006	125,000	133,291
First Union Capital Bond, 7.94%	1/15/2027	325,000	363,833
First Union Lehman Brothers, Series 1998-C2 Cl. A1, 6.28%	11/18/2035	66,733	67,148
Fleet Commercial Loan Note 2002-1 Cl. C1, 4.39%†	2/16/2005	750,000	753,500
Fleet Commercial Loan Note 2002-1A Cl. B1, 3.19%	2/16/2005	475,000	475,613
Ford Credit Auto Owner Trust Note 2002-A Cl. A4, 4.36%	9/15/2006	273,869	275,109
Ford Credit Auto Owner Trust Note 2002-A Cl. B, 4.79%	11/15/2006	525,000	529,277
Ford Credit Auto Owner Trust Note 2003-A Cl. B2, 2.28%	8/15/2007	325,000	326,466
Ford Credit Auto Owner Trust Note 2003-B Cl. C, 4.18%	1/15/2008	75,000	75,648
General Electric Business Loan Trust, 2.57%†	5/15/2032	269,898	271,667
General Electric Business Loan Trust Note, 3.40%†	1/15/2005	1,145,722	1,175,770
General Electric Business Loan Trust Note, 2.30%†	4/15/2031	340,782	343,259
General Electric Business Loan Trust Note, 3.17%	4/15/2031	227,122	231,131
General Electric Capital Corp. Global Note, 6.75%	3/15/2032	50,000	58,523
General Electric Capital Corp. Note, 6.125%	2/22/2011	975,000	1,068,005
General Motors Acceptance Corp. Note, 7.25%	3/02/2011	700,000	732,873
General Motors Acceptance Corp. Note, 8.00%	11/01/2031	100,000	102,789
GGP Mall Properties Trust Note 2001 Cl. C2, 5.56%	11/15/2011	496,612	512,797
GGP Mall Properties Trust Note 2001 Cl. C3, 3.70%†	1/15/2005	52,835	53,614
Goldman Sachs Group Inc. Note, 6.875%	1/15/2011	625,000	705,111
Grace Church Card Funding plc Note, 3.33%	1/15/2005	750,000	753,845
Granite Mortgage 04 2 Plc, 3.21%	3/20/2005	250,000	250,000
Granite Mortgage Plc, 3.10%	3/20/2005	300,000	300,390
Granite Mortgage Trust Note, 3.41%	3/20/2005	500,000	500,000
GSR Mortgage Loan Trust Note 2002-9 Cl. B2, 5.20%	1/25/2005	123,326	123,373
Hedged Mutual Fund Fee Trust Note 2003-1 Cl. 2, 5.22%†	1/29/2005	127,917	127,917
HFG HealthCo. LLC Note 2002-1A Cl. B, 2.99%†	1/05/2005	125,000	124,724
HFG HealthCo. LLC Note 2002-1A Sr. Note Cl. A, 2.79%†	6/05/2007	200,000	198,687
Holmes Financing Series Note 2 Cl. C, 3.52%	1/17/2005	180,000	181,463
Holmes Financing Series Note Cl. C, 2.69%	1/17/2005	250,000	250,156
Household Finance Corp. Note, 6.375%	10/15/2011	225,000	248,489
Household Finance Corp. Note, 6.375%	11/27/2012	1,050,000	1,160,127
IMPAC Commercial Mortgage Trust Note, 2.78%	1/25/2005	447,305	447,312
IMPAC Commercial Mortgage Trust Note, 2.79%	1/25/2005	1,043,631	1,043,953
IMPAC Commercial Mortgage Trust Note 2002-3 Cl. B1, 4.62%	1/25/2005	152,819	153,446
IMPAC Commercial Mortgage Trust Note 2002-4 Cl. M1, 5.58%	11/25/2032	46,123	46,611
IMPAC Commercial Mortgage Trust Note 2002-5 Cl. A1, 2.79%	1/25/2005	85,783	85,882
IMPAC Commercial Mortgage Trust Note 2002-8 Cl. A, 2.88%	1/25/2005	62,032	62,225
IMPAC Commercial Mortgage Trust Note 2003-5 Cl. M1, 3.17%	1/25/2005	137,568	138,626
IMPAC Commerical Mortgage Trust Note 2003-7 Cl. M, 4.07%	1/25/2005	84,638	85,850
IMPAC Commerical Mortgage Trust Note 2004-1 Cl. M, 3.62%	1/25/2005	225,881	226,439
iStar Asset Receivables Trust Note 2002-1A Cl. D, 3.27%	1/28/2005	225,000	226,044

Issuer	Maturity Date	Principal Amount	Value

J.P. Morgan Commercial Mortgage Finance Corp. Note 1999 Cl. A1, 6.18%	10/15/2035	108,814	113,464
J.P. Morgan Capital Trust Bond, 7.54%	1/15/2027	175,000	188,123
J.P. Morgan Chase & Co. Note, 6.75%	2/01/2011	550,000	617,874
J.P. Morgan Commercial Mortgage Finance Corp. Note 1997 Cl. C5, 7.24%	9/15/2029	1,600,000	1,773,002
J.P. Morgan Commercial Mortgage Finance Corp. Note 1999 Cl. A2, 7.30%†	1/01/2005	1,550,000	1,709,486
J.P. Morgan Commercial Mortgage Finance Corp. Note 1999 Cl. A2, 6.51%	10/15/2035	600,000	650,854
J.P. Morgan Commercial Mortgage Finance Corp. Note 1999 Cl. D, 7.30%†	1/01/2005	650,000	721,970
J.P. Morgan Commercial Mortgage Finance Corp. Note 2003 Cl. D, 3.60%†	1/14/2005	93,238	93,689
J.P. Morgan Commercial Mortgage Finance Corp. Note 2003 Cl. F, 4.35%†	1/14/2005	93,238	93,958
John Hancock Global Funding Note, 7.90%†	7/02/2010	525,000	614,710
Knollwood CDO Ltd. Note, 4.78%†	1/09/2005	211,976	209,856
Lehman Brothers Commercial Conduit Mortgage Trust, 7.325%	10/15/2032	250,000	281,080
Lehman Brothers Commercial Conduit Mortgage Trust, 7.47%	10/15/2032	125,000	138,809
Lehman Brothers Commercial Conduit Mortgage Trust Note 2001-C7 Cl. A4, 5.94%	12/15/2025	825,000	885,469
Lehman Brothers Commercial Conduit Mortgage Trust Note 1998-C4-A1, 6.21%	10/15/2035	460,000	493,601
Lehman Brothers Commercial Conduit Mortgage Trust Note 2001-WM-A1, 6.16%†	7/14/2016	843,014	900,880
Lehman Brothers Commerical Conduit Mortgage Trust Note 2001-C7 Cl. A3, 5.64%	12/15/2025	2,177,646	2,286,815
Lehman Brothers Holdings Inc, 3.95% ^	11/10/2009	375,000	371,216
Lehman Brothers Holdings Inc., 4.00%	1/22/2008	200,000	201,380
Lehman Brothers UBS Commercial Mortgage Trust, 2.95%	1/11/2005	356,890	346,802
Lehman Brothers UBS Commercial Mortgage Trust, 3.64%	1/11/2005	522,790	519,593
Lehman Brothers UBS Commercial Mortgage Trust, 3.88%	1/11/2005	268,339	268,026
Lehman Brothers UBS Commercial Mortgage Trust, 4.57%	1/11/2005	1,325,000	1,350,201
Lehman Brothers UBS Commercial Mortgage Trust, 4.07%	9/15/2026	1,822,068	1,821,828
Lehman Brothers UBS Commercial Mortgage Trust, 3.25%	3/15/2029	1,500,000	1,459,538
Long Beach Asset Holdings Corp, 4.94%	1/25/2005	114,337	114,337
Long Beach Mortgage Loan Trust, 6.42%	1/25/2005	200,000	207,787
Long Beach Mortgage Loan Trust Note, 3.52%	1/25/2005	475,000	478,440
Lothian Mortgage Plc, 2.24%†	1/24/2005	246,038	247,960
Manufacturers & Traders Trust Co. Note, 3.85%‡	4/01/2008	225,000	222,647
Massachusetts Mutual Life Insurance Co. Note, 5.625% ^†	5/15/2033	425,000	426,468
MBNA Corp. Senior Medium Term Note, 5.625%	11/30/2007	525,000	550,337
MBNA Credit Card Master Note Trust, 4.10%	1/15/2005	675,000	717,758
MBNA Credit Card Master Trust Note Series 2001 Cl. C, 3.62%	1/15/2005	475,000	483,121
MBNA Credit Card Master Trust Note Series 2001 Cl. C3, 6.55%	12/15/2008	575,000	599,976
Mellon Capital II Bond, 8.00%	1/15/2027	250,000	275,501
Merrill Lynch & Co. Inc. Note, 3.70%	4/21/2008	425,000	423,846
Morgan Stanley Capital Inc., 2.92%†	4/15/2016	300,000	302,005
Morgan Stanley Capital Inc. Note, 4.75%	4/01/2014	750,000	730,806
Morgan Stanley Capital Inc. Note, 7.22%†	7/15/2029	535,432	569,173
Morgan Stanley Capital Inc. Note, 5.91%	11/15/2031	226,199	232,354
Morgan Stanley Capital Inc. Note, 6.21%	11/15/2031	475,000	509,936
Morgan Stanley Dean Witter Inc. 2001 Cl. C, 7.00%	2/15/2033	125,000	140,611

Issuer	Maturity Date	Principal Amount	Value

Morgan Stanley Dean Witter Inc. 2002 Cl. A1, 5.38%	1/15/2039	702,483	736,769
National Rmbs Trust, 2.05%	3/20/2005	527,055	526,950
NationsLink Funding Corp. Note, 6.32%	1/01/2005	2,205,921	2,362,180
NationsLink Funding Corp. Note 1998 Cl. A2, 6.48%	8/20/2030	225,000	242,473
NationsLink Funding Corp. Note 1998 Cl. B, 6.80%	8/20/2030	525,000	572,654
NationsLink Funding Corp. Note 1999 Cl. D, 1.00%	6/20/2031	175,000	196,296
Nissan Auto Receivables Owners Trust Note, 2.23%	1/15/2005	1,250,000	1,242,641
Nomura Asset Securities Corp. Note, 6.59%	3/15/2030	875,000	946,453
Northwest Airlines Inc. Note 2001-1 Cl. G, 8.07%	4/01/2021	149,275	166,811
Option One Mortgage Loan Trust 2003-5 Cl. M4, 5.32%	1/25/2005	125,000	128,686
Option One Mortgage Loan Trust Note, 6.17%	1/25/2005	275,000	281,213
Option One Mortgage Loan Trust Note 2002-6 Cl. M1, 3.17%	1/25/2005	150,000	150,846
Option One Mortgage Loan Trust Note 2002-6 Cl. M2, 4.12%	1/25/2005	575,000	580,983
Option One Mortgage Loan Trust Note 2003-1 Cl. M2, 4.37%	1/25/2005	150,000	152,421
Option One Mortgage Loan Trust Note 2003-2 Cl. M2, 4.12%	1/25/2005	150,000	152,306
Option One Mortgage Loan Trust Note 2003-3 Cl. M2, 4.02%	1/25/2005	375,000	383,128
Option One Mortgage Loan Trust Note 2003-4 Cl. A2, 2.74%	1/25/2005	483,096	483,832
Pacific Coast CDO Ltd. 144A, 2.09%	1/25/2005	390,330	386,349
Permanent Financing Plc Note, 2.96%	3/10/2005	550,000	550,344
PNC Mortgage Acceptance Corp. Note 2000 Cl. A1, 7.05%	10/12/2033	322,846	345,762
PNC Mortgage Acceptance Corp. Note 2002 Cl. C2, 7.30%	10/12/2033	840,000	957,780
PSE&G Transitions Funding LLC Note Cl. A3, 5.98%	6/15/2008	600,000	616,208
PSE&G Transitions Funding LLC Note Cl. A2, 5.74%	3/15/2007	25,407	25,580
Reckson Oper Partnership Lp, 5.875%	8/15/2014	300,000	311,181
Residential Asset Security Mortgage Corp. Note, 2.56%	1/25/2005	266,070	266,118
Residential Asset Security Mortgage Corp. Note, 2.67%	1/25/2005	142,119	141,877
Residential Asset Security Mortgage Corp. Note, 3.62%	1/25/2005	1,250,000	1,253,688
Residential Asset Security Mortgage Corp. Note, 3.77%	1/25/2005	1,000,000	1,012,575
Residential Asset Security Mortgage Corp. Note, 4.17%	1/25/2005	625,000	632,638
Residential Asset Security Mortgage Corp. Note, 4.17%	1/25/2005	425,000	432,588
Residential Asset Security Mortgage Corp. Note, 4.22%	1/25/2005	400,000	400,006
Residential Asset Security Mortgage Corp. Note, 5.50%	4/25/2033	425,000	428,120
Residential Funding Mortgage Securities Inc., 2.57%	1/25/2005	396,610	396,663
Rmcc Acquisition Co., 9.50%†	11/01/2012	125,000	124,688
Russell Corp. Note, 9.25%	5/01/2010	250,000	268,125
Salomon Brothers Mortgage Trust Note 2001 Cl. A2, 6.13%	2/18/2034	491,604	516,195
Simon Property Group LP Note, 7.375%	1/20/2006	400,000	415,519
Structured Asset Investment Loan Trust Note, 4.37%	1/25/2005	250,000	252,300
Structured Asset Securities Corp. Note, 2.85%	1/25/2005	50,476	50,552
Structured Asset Securities Corp. Note, 3.52%	1/25/2005	575,000	577,427
Structured Asset Securities Corp. Note, 3.57%	1/25/2005	525,000	528,490
Structured Asset Securities Corp. Note, 3.62%	1/25/2005	250,000	252,036
Structured Asset Securities Corp. Note, 4.37%	1/25/2005	350,000	353,377
Structured Asset Securities Corp. Note, 4.47%	1/25/2005	750,000	752,653
Structured Asset Securities Corp. Note, 5.45%	1/25/2005	222,763	223,559
Structured Asset Securities Corp. Note, 6.44%	1/25/2005	76,792	77,867

Issuer	Maturity Date	Principal Amount	Value

Sutter Investment Grade CDO 2001, 3.38%†	5/15/2007	425,000	422,344
US Bancorp Note, 8.27%	12/15/2026	250,000	277,077
USA Education Note, 5.625%	4/10/2007	250,000	260,713
Vornado Reality Trust Sr. Note, 5.625%	6/15/2007	650,000	674,849
Wachovia Bank Commercial Mortage Trust, 3.40%	7/15/2041	1,341,100	1,328,571
Wachovia Bank Commercial Mortgage Trust Note, 2.99%	6/15/2035	1,100,889	1,047,248
Wachovia Bank Commerical Mortgage Trust Note, 2.65%†	3/15/2014	250,000	251,066
Washington Mutual Inc. Note, 3.70%	1/25/2005	850,000	844,406
Washington Mutual Inc. Note, 3.93%	1/25/2005	300,000	298,633
Washington Mutual Inc. Note, 4.21%	1/25/2005	398,374	391,306
Washington Mutual Inc. Note, 4.53%	1/25/2005	491,585	490,332
Washington Mutual Inc. Note, 4.53%	1/25/2005	1,247,126	1,217,671
Washington Mutual Inc. Note, 4.95%	1/25/2005	243,875	242,672
Washington Mutual Inc. Note, 4.13%	3/25/2033	112,915	112,936
Washington Mutual Inc. Note, 1.00%	5/25/2033	850,000	843,449
Washington Mutual Inc. Note, 1.00%	10/25/2033	1,350,000	1,342,616
Washington Mutual Inc. Note, 4.20%	6/25/2034	224,474	220,117
Western Massachusetts Electrical Co. Note 2001-1 Cl. A, 6.53%	6/01/2015	1,185,374	1,293,787

Foreign 0.0%
Petronas Capital Ltd. Note, 7.875%†	5/22/2022	325,000	405,440

Foreign Government 2.8%
Banque Centrale de Tunisie Note, 7.375%	4/25/2012	425,000	485,563
BCP Caylux Holdings Luxembourg, 9.625%†	6/15/2014	250,000	281,875
Brazil Federative Republic, 11.00% ^	8/17/2040	2,125,000	2,521,312
Corporacion Andina de Fomento Note, 6.875%	3/15/2012	125,000	140,474
Corporacion Nacional del Cobre, 4.75%†	10/15/2014	275,000	269,568
Corporacion Nacional del Cobre Note, 5.50%†	10/15/2013	225,000	234,242
Malaysia Government Bond, 7.50%	7/15/2011	175,000	204,441
Petroleos Mexicanos Note, 6.50%	2/01/2005	425,000	426,360
Republic of Argentina, 1.98%	2/03/2005	3,825,000	3,251,250
Republic of Chile, 5.625%	7/23/2007	425,000	445,145
Republic of Colombia, 10.75% ^	1/15/2013	925,000	1,105,375
Republic of Colombia, 8.25%	12/22/2014	500,000	525,000
Republic of Panama, 7.25%	3/15/2015	1,050,000	1,092,000
Republic of Peru, 5.00%	3/07/2005	352,000	336,160
Republic of South Africa, 9.125%	5/19/2009	200,000	237,000
Republic of South Africa, 6.50%	6/02/2014	925,000	1,012,875
Republic of Turkey, 7.25% ^	3/15/2015	1,225,000	1,258,688
Republic of Ukraine, 7.65% †^	6/11/2013	1,050,000	1,118,250
Republic of Venezuela, 10.75% ^	9/19/2013	2,425,000	2,903,937
Russian Federation Bond, 5.00%	3/31/2007	925,000	956,820
State of Qatar Bond, 9.75%†	6/15/2030	125,000	181,250
United Mexican States, 6.625% ^	3/03/2015	675,000	724,950
United Mexican States, 8.30%	8/15/2031	25,000	29,300
United Mexican States, 4.625%	10/08/2008	250,000	253,125

Corporate 8.1%
Advertising Directory Solution 9.25%†	11/15/2012	$50,000	52,500
AES Corp. Note 8.75%†	5/15/2013	200,000	227,250
AES Eastern Energy L.P. Note 9.00%	1/02/2017	525,505	596,448
Affinia Group Inc 9.00%†	11/30/2014	50,000	52,125
Ainsworth Lumber Co., Ltd. 5.67%†	1/01/2005	400,000	408,000
Allbritton Communications Co. Note 7.75%	12/15/2012	500,000	517,500
Allied Waste North America Inc., 6.375%	4/15/2011	175,000	169,313
American Achievement Corp., 8.25%	4/01/2012	300,000	311,250
American Tower Corp., 7.50% ^	5/01/2012	800,000	840,000

Issuer	Maturity Date	Principal Amount	Value

AMETEK Inc. Sr. Note, 7.20%	7/15/2008	150,000	162,630
Amh Holdings Inc., 0.00%	3/01/2009	525,000	378,000
AOL Time Warner Inc., 7.70%	5/01/2032	350,000	428,091
ArvinMeritor Inc. Note, 8.75%^	3/01/2012	250,000	288,750
Associated Materials Inc. Note, 9.75%	4/15/2012	450,000	502,875
AT&T Wireless Services Inc. Sr. Note. 8.75%	3/01/2031	250,000	337,078
Availl Inc. Note, 7.625%	7/01/2011	300,000	319,500
BAE Systems Holdings Inc. Note, 6.66%	9/15/2013	725,946	804,385
British Telecommunications PLC Note, 8.875%	12/15/2030	225,000	301,280
BWAY Corp. Note, 10.00%	10/15/2010	500,000	520,000
Cargill Inc. Note, 6.125%†	4/19/2034	300,000	317,137
Cargill Inc. Note, 4.375%†	6/01/2013	225,000	219,658
Carrols Corp., 9.00%†	1/15/2013	50,000	51,750
Cendant Corp., 6.25%	3/15/2010	100,000	108,224
Centex Corp., 4.55%	11/01/2010	275,000	273,617
Cenveo Corp., 7.875%^	12/01/2013	475,000	441,750
Charter Communications Holding LLC Note,, 10.25%	9/15/2010	300,000	318,000
Charter Communications Sr. Note, 8.00%†	4/30/2012	300,000	312,000
Cinemark Inc., 0.00%	3/15/2009	475,000	358,625
Comcast Corp. Note, 7.05%^	3/15/2033	775,000	886,777
Concentra Operating Corp. Note, 9.50%	8/15/2010	375,000	423,750
Conoco Inc., 6.95%	4/15/2029	375,000	442,821
Continental Airlines Inc. Note, 7.373%	6/15/2017	155,929	131,633
Continental Airlines Inc. Note, 7.875%	7/02/2018	499,753	482,332
Continental Airlines Inc. Note, 6.703%	12/15/2022	604,931	588,063
Cooper Standard Automotive Inc., 7.00%†	12/15/2012	50,000	50,750
Cooper Standard Automotive Inc., 8.375%†	12/15/2014	625,000	623,437
Crown Castle International Corp. Note, 7.50%	12/01/2013	600,000	645,000
Crystal US Holdings, 1.00%†	10/01/2014	575,000	393,875
CSC Holdings Inc. Note, 7.625%	4/01/2011	600,000	646,500
CSK Auto Inc., 7.00%	1/15/2014	500,000	490,625
DaimlerChrysler Corp. Note, 8.50%	1/18/2031	350,000	437,308
Delco Remy International Inc., 9.375%	4/15/2012	200,000	205,000
Deutsche Telekom International Finance Co. Note, 8.25%	6/15/2030	250,000	330,114
Dex Media Inc., 0.00%^	11/15/2013	300,000	235,125
Dresser Rand Group Inc., 7.375%†	11/01/2014	125,000	127,500
DTE Energy Co. Note, 6.45%	6/01/2006	350,000	364,350
Eagle-Picher Inc. Note, 9.75%	9/01/2013	500,000	500,000
Earle M. Jorgensen Co. Note, 9.75%	6/01/2012	750,000	843,750
Eircom Funding Inc. Note, 8.25%	8/15/2013	600,000	663,000
El Paso Production Holding Co. Note, 7.75%	6/01/2013	250,000	261,875
Encana Corp., 6.50%	8/15/2034	325,000	356,786
Energy Partners Ltd. Note, 8.75%	8/01/2010	600,000	654,000
Entergy Gulf States Inc. Note, 3.60%	6/01/2008	300,000	295,141
Enterprise Products Note, 5.60%†	10/15/2014	150,000	151,331
EXCO Resources, Inc., 7.25%	1/15/2011	600,000	642,000

Issuer	Maturity Date	Principal Amount	Value

FFCA Secured Lending Corp. Note, 6.94%	9/18/2025	100,000	96,130
Ford Motor Co. Note, 7.45%^	7/16/2031	300,000	301,721
Ford Motor Credit Co. Note, 7.375%	10/28/2009	950,000	1,024,735
Foundation Coal Co. Note, 7.25%†	8/01/2014	150,000	159,750
France Telecom Bond 9.75%	3/01/2031	225,000	305,008
Gaylord Entertainment Co. Note, 8.00%	11/15/2013	225,000	243,000
General Electric Co. Note, 5.00%	2/01/2013	750,000	769,474
General Motors Corp. Note,, 8.25%	7/15/2023	250,000	260,418
Georgia Power Co. Note, 4.875%	7/15/2007	525,000	540,057
Graham Packaging Co. Note, 9.875%†	4/15/2005	400,000	427,000
Grief Brothers Corp. Note, 8.875%	8/01/2012	650,000	723,125
Gulfmark Offshore Inc. Note, 7.75%†	7/15/2014	225,000	238,500
Halliburton Co. Note, 2.85%†	1/26/2005	325,000	325,117
Hanover Compressor Co. Note, 8.625%	12/15/2010	200,000	218,500
Hanover Equipment Trust Note, 0.00%	3/31/2007	750,000	652,500
Hewlett Packard Co. Note, 3.625%	3/15/2008	475,000	472,658
Host Marriott LP Note, 7.125%	11/01/2013	450,000	480,937
Huntsman ICI Chemicals LLC Note, 10.125%^	7/01/2009	685,000	720,962
IASIS Healthcare Llc, 8.75%	6/15/2014	425,000	463,250
Indiana Michigan Power Co. Note, 6.125%	12/15/2006	325,000	340,307
Insight Midwest Note, 9.75%	10/01/2009	325,000	340,437
Interline Brands Inc. Note, 11.50%	5/15/2011	400,000	450,000
International Lease Finance Corp. Note, 5.75%^	2/15/2007	525,000	547,592
International Paper Co. Note, 6.75%	9/01/2011	275,000	308,312
Intertape Polymer US Inc. Note, 8.50%†	8/01/2014	125,000	127,031
INVISTA Note, 9.25%†	5/01/2012	375,000	418,125
IPSCO Inc. Note, 8.75%	6/01/2013	750,000	858,750
ISP Chemco Inc. Note, 10.25%	7/01/2011	725,000	819,250
Jean Coutu Group PJC Inc., 7.625%†	8/01/2012	75,000	79,312
Jean Coutu Group PJC Inc., 8.50%^†	8/01/2014	250,000	256,250
Kennametal Inc. Note, 7.20%	6/15/2012	75,000	83,343
Kern River Funding Corp. Note, 4.89%†	4/30/2018	256,074	260,696
Kerr Mcgee Corp. Note, 6.875%	9/15/2011	125,000	140,759
Kroger Co. Sr. Sub. Note, 7.80%	8/15/2007	775,000	849,935
Lennar Corp. Note, 3.26%	3/20/2005	400,000	401,994
Loral Corp. Note, 7.00%	9/15/2023	150,000	170,861
Lyondell Chemical Co. Sr. Note, 10.50% ^	6/01/2013	250,000	297,500
Mediacom Broadband LLC Sr. Note, 11.00%	7/15/2013	400,000	430,000
Meritage Corp. Note, 7.00%	5/01/2014	200,000	208,000
Nalco Co. Note, 8.875%	11/15/2013	400,000	439,000
Newark Group Inc., 9.75%	3/15/2014	300,000	319,500
Newfield Exploration Co. Note, 6.625%†	9/01/2014	250,000	264,375
Newmont Mining Corp. Note, 8.625%	5/15/2011	250,000	303,508
Nextel Communications Inc. Sr. Note, 7.375%	8/01/2015	550,000	605,000
Norcraft Holdings, 0.00%	9/01/2008	225,000	168,750
NRG Energy Inc. Note, 8.00%	12/15/2013	575,000	626,750
O’ Charley’s Inc. Note, 9.00%	11/01/2013	500,000	535,000
OMI Corp. Note, 7.625%	12/01/2013	750,000	802,500
Park Ohio Industries Inc., 8.375%†	11/15/2014	400,000	400,000

Issuer	Maturity Date	Principal Amount	Value

Pep Boys Manny Moe & Jack, 7.50%^	12/15/2014	125,000	126,719
Perry Ellis International Inc. Note, 8.875%	9/15/2013	750,000	787,500
Phillips Van Heusen Corp. Note, 7.25%	2/15/2011	375,000	393,750
Ply Gem Industries Inc. Note, 9.00%	2/15/2012	300,000	304,500
Progress Energy Inc. Sr. Note, 7.10%	3/01/2011	300,000	337,273
Pulte Homes Inc. Note, 6.375%	5/15/2033	250,000	247,716
Qwest Communications International Inc. Note, 7.25%†	2/15/2011	300,000	307,500
Qwest Corp., 7.875%†	9/01/2011	225,000	244,125
Reliant Resources Inc. Note 9.25%	7/15/2010	250,000	278,750
Rhodia Note, 10.25% ^	6/01/2010	400,000	450,000
Riddell Bell Holdings Inc., 8.375%†	10/01/2012	200,000	207,000
River Rock Entertainment Authority Note, 9.75%	11/01/2011	250,000	280,313
Rockwood Specialties Group, 7.50%†	11/15/2014	50,000	51,875
Rogers Wireless Inc. Note, 9.625%	5/01/2011	550,000	644,875
SBA Communications Corp., 8.50%†	12/01/2012	125,000	127,500
SBA Communications Corp., 5.10%	9/15/2014	225,000	227,091
Sealy Mattress Co. Note, 8.25%	6/15/2014	450,000	477,000
Solo Cup Co. Note, 8.50%	2/15/2014	175,000	182,000
Sprint Capital Corp. Note, 8.75%	3/15/2032	325,000	433,000
Stena AB Note, 9.625%	12/01/2012	200,000	226,000
Superior Essex Communications Note, 9.00%	4/15/2012	500,000	515,000
TD Funding Corp. Note 8.375%	7/15/2011	300,000	321,750
Telecom Italia Capital Note, 4.95%†	9/30/2014	475,000	465,376
Tenet Healthcare Corp. Note, 6.375%	12/01/2011	300,000	278,250
Tenet Healthcare Corp. Note, 9.875%†	7/01/2014	200,000	218,000
Terex Corp. Sr. Sub. Note, 9.25%	7/15/2011	425,000	477,062
Thomson Corp. Sr. Note, 5.75%	2/01/2008	250,000	263,291
Time Warner Entertainment Co. Note, 8.375%	3/15/2023	25,000	31,343
Trimas Corp. Note, 9.875%	6/15/2012	1,225,000	1,298,500
Trinity Industries, Inc., 6.50%	3/15/2014	450,000	450,000
TRW Automotive Inc. Note, 9.375%	2/15/2013	500,000	580,000
UAP Holding Corp. Note, 0.00%†	1/15/2008	500,000	392,500
United Agri Products Inc. Note, 8.25%†	12/15/2011	542,000	581,295
United Auto Group Inc. Note, 9.625%	3/15/2012	575,000	635,375
United Components Inc. Note, 9.375%	6/15/2013	500,000	542,500
United Rentals North America Inc. Note, 7.75%^	11/15/2013	200,000	196,000
UnitedHealth Group Inc. Note, 7.50%	11/15/2005	175,000	180,618
Universal City Florida Holding Co., 8.375%†	5/01/2010	50,000	51,875
Verizon Global Funding Corp. Note, 7.75%	12/01/2030	500,000	621,663
Videotron Ltee Note, 6.875%	1/15/2014	250,000	258,438
Warnaco Inc. Note, 8.875%	6/15/2013	500,000	550,000
Western Wireless Corp. Note, 9.25%	7/15/2013	775,000	842,812
Weyerhaeuser Co. Note, 7.375%	3/15/2032	150,000	177,877
			58,030,270

Issuer	Maturity Date	Principal Amount	Value

Contract Drilling 0.2%
Credit Suisse First Boston USA, 4.125%	1/15/2010	350,000	348,178
Dana Corp, 5.85%†	1/15/2015	225,000	222,750
Inco Limited, 7.20%	9/15/2032	125,000	145,687
M D C Holdings Inc., 5.375%	12/15/2014	425,000	422,883
			1,139,498
Total Fixed Income Securities (Cost $274,689,605)			279,819,893

Short-Term Obligations 7.3%
Federal National Mortgage Association, 2.14%	1/03/2005	10,000,000	9,998,800
Royal Bank Of Scotland, 2.17%	1/18/2005	14,457,000	14,442,254
Royal Bank Of Scotland, 2.30%	1/19/2005	2,116,000	2,113,567
Royal Bank Of Scotland, 2.29%	1/24/2005	4,854,000	4,846,898
Royal Bank Of Scotland, 2.36%	2/16/2005	10,383,000	10,351,822
Toyota Motor Credit Co., 2.21%	1/13/2005	10,597,000	10,589,229
Total Short-Term Obligations (Cost $52,342,570)			52,342,570

Commercial Paper 2.9%
UBS Finance Inc., 2.20%	1/03/2005	5,516,000	5,515,326
UBS Finance Inc., 2.36%	1/05/2005	5,012,000	5,010,686
General Electric Capital Corp., 2.275%	1/13/2005	10,000,000	9,992,433
Total Commercial Paper (Cost $20,518,445)			20,518,445

Issuer	Shares

Short-Term Investments 10.2%
State Street Navigator Securities Lending Prime Portfolio	73,005,014	73,005,014
Total Short-Term Investments (Cost $73,005,014)		73,005,014

	% of Net Assets
Summary of Portfolio Assets
Investments (Cost $752,638,605)	116.8%	$837,123,729

Cash and Other Assets, Less Liabilities	(16.8)%	(120,665,405)

Net Assets	100.0)%	$716,458,324

KEY TO SYMBOLS

*                                         Non-income-producing securities

@                                    Security valued under consistently applied procedures established by the Trustees.

‡                                          Security restricted as to public resale.  At December 31, 2004, there were no outstanding unrestricted securities of the same class as those held.  The total cost and market value of restricted securities owned at December 31, 2004 were $1,247,253 and $938,560 (0.13% of net assets), respectively.

†                                          Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers.  The total cost and market value of Rule 144A securities owned at December 31, 2004, were $23,013,826 and $22,004,540 (3.1% of net assets), respectively.

^                                          All or a portion of this security is being held on loan.  As of December 31 2004, the value of securities loaned was $71,416,567.

TBA                      Represents “TBA” (to be announced) purchase commitment to purchase securities for a fixed unit price of a future date beyond customary settlement.  Although the unit price has been established, the principal value has not been finalized.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

INVESTMENT PORTFOLIO

December 31, 2004

	Principal Amount	Maturity Date	Value

BONDS 98.9%

Aerospace/Defense 2.3%
Availl Inc. Sr. Note, 7.625%	2,350,000	7/01/2011	2,502,750
Hexcel Corp. Sr. Note, 9.875%	1,750,000	10/01/2008	1,942,500
Transdigm Inc. Sr. Note, 8.375%	2,400,000	7/15/2011	2,574,000
			7,019,250

Airlines 1.3%
Continental Airlines Inc. Note, 7.37%	2,650,791	6/15/2017	2,237,759
Continental Airlines Inc. Note, 7.875%	1,749,137	7/02/2018	1,688,161
			3,925,920

Finance / Mortgage 2.0%
Dow Jones Cdx Na Hy 3 Tr, 10.50%	6,000,000	12/29/2009	6,123,750

Corporate 0.2%
Universal City Florida Holding Co., 7.20%	150,000	2/01/2005	156,000
Universal City Florida Holding Co., 8.375%	350,000	5/01/2010	363,125
			519,125

Cable 4.0%
Charter Communications Note, 8.00% ^	3,200,000	4/30/2012	3,328,000
CSC Holdings Inc. Sr. Note, 7.625%	1,750,000	4/01/2011	1,885,625
Insight Midwest Communications Inc. Sr. Note, 9.75%	1,750,000	10/01/2009	1,833,125
Mediacom Broadband LLC Sr. Note, 11.00%	3,000,000	7/15/2013	3,225,000
Videotron Ltee Inc. Sr. Note, 6.875%	1,750,000	1/15/2014	1,809,063
			12,080,813

Casino 3.0%
River Rock Entertainment Inc. Sr. Note, 9.75% ^	4,375,000	11/01/2011	4,905,469
Venetian Casino Resort LLC Note, 11.00%	3,600,000	6/15/2010	4,108,500
			9,013,969

Chemicals 6.8%
BCP Caylux Holdings Luxembourg Note, 9.625%	1,000,000	6/15/2014	1,127,500
Equistar Chemical Co. Note, 10.125%	1,500,000	9/01/2008	1,728,750
Huntsman Advanced Materials LLC Sr. Note, 11.00% †	1,175,000	7/15/2010	1,398,250
Huntsman ICI Chemicals LLC Sr. Sub Note, 10.125% ^	2,387,000	7/01/2009	2,512,317
ISP Chemco Inc. Sr. Sub. Note, 10.25%	2,000,000	7/01/2011	2,260,000
Lyondell Chemicals Co. Sr. Note, 10.50% ^	2,850,000	6/01/2013	3,391,500
Nalco Co. Sr. Note, 7.75%	1,400,000	11/15/2011	1,512,000
Nalco Co. Sr. Sub. Note, 8.875%	2,150,000	11/15/2013	2,359,625
Rockwood Specialties Group, 7.50%	200,000	11/15/2014	207,500
UAP Holding Corp. Sr. Note, 0.00% *†	3,000,000	7/15/2012	2,355,000
United Agricultural Products Inc. Sr. Note, 8.25% †	1,853,000	12/15/2011	1,987,343
			20,839,785

Consumer Products 5.7%
American Achievement Corp. Sr. Sub. Note, 8.25% ^	1,700,000	4/01/2012	1,763,750
INVISTA, Inc. Note, 9.25%	4,750,000	5/01/2012	5,296,250
Perry Ellis International Inc. Note, 8.875%	1,750,000	9/15/2013	1,837,500
Rayovac Corp. Sr. Sub. Note, 8.50% ^	2,300,000	10/01/2013	2,553,000
Russell Corp. Sr. Note, 9.25%	1,500,000	5/01/2010	1,608,750
Sealy Mattress Co. Sr. Sub. Note, 8.25%	2,550,000	6/15/2014	2,703,000
Warnaco Inc. Sr. Note, 8.875%	1,500,000	6/15/2013	1,650,000
			17,412,250

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Diversified Media 1.5%
Cinemark Inc. Sr. Note, 0.00% *	2,725,000	3/15/2014	2,057,375
Dex Media West LLC, 9.875%	2,198,000	8/15/2013	2,533,195
			4,590,570

Energy 2.0%
Foundation Coal Co. Note, 7.25%	1,850,000	8/01/2014	1,970,250
Hanover Compressor Co. Sr. Note, 8.625%	675,000	12/15/2010	737,438
Hanover Equipment Trust Note, 0.00% *	2,425,000	3/31/2007	2,109,750
Southern Star Cent Corp. Sr. Note, 8.50%	1,050,000	8/01/2010	1,162,875
			5,980,313

Exploration & Production 2.4%
El Paso Production Holding Co. Sr. Note, 7.75%	1,675,000	6/01/2013	1,754,563
Energy Partners Ltd Sr. Note, 8.75%	1,650,000	8/01/2010	1,798,500
Exco Resources Inc. Note, 7.25%	3,500,000	1/15/2011	3,745,000
			7,298,063

Financial 1.5%
Dollar Financial Group Inc. Sr. Note, 9.75%	1,405,000	11/15/2011	1,524,425
General Motors Acceptance Corp., 4.56% ^	3,000,000	3/01/2005	2,941,377
			4,465,802

Food & Beverage 1.6%
Del Monte Foods Co. Sr. Sub. Note, 9.25%	1,750,000	5/15/2011	1,916,250
Stater Brothers Holdings Inc., 5.99%	3,000,000	3/15/2005	3,082,500
			4,998,750

Health Care 6.6%
Concentra Operating Corp. Sr. Sub. Note, 9.125%	500,000	6/01/2012	565,000
Concentra Operating Corp. Sr. Sub. Note, 9.50%	2,350,000	8/15/2010	2,655,500
IASIS Healthcare LLC, 8.75%	2,575,000	6/15/2014	2,806,750
Kinetic Concepts Inc. Note, 7.375%	1,268,000	5/15/2013	1,369,440
MedQuest Inc. Note, 11.875%	2,250,000	8/15/2012	2,643,750
Senior Housing Properties Trust Note, 8.625%	1,825,000	1/15/2012	2,085,062
Tenet Healthcare Corp. Note, 6.375% ^	3,250,000	12/01/2011	3,014,375
Tenet Healthcare Corp. Sr. Sub. Note, 9.875% ^	1,800,000	7/01/2014	1,962,000
Triad Hospitals Inc. Note, 7.00% ^	3,000,000	11/15/2013	3,067,500
			20,169,377

Homebuilders 2.7%
Associated Materials Inc. Note, 9.75%	475,000	4/15/2012	530,812
Associated Materials Inc. Note, 11.25%	2,975,000	3/01/2014	2,142,000
PolyGem Industries Inc. Sr. Sub. Note, 9.00%	1,750,000	2/15/2012	1,776,250
Technical Olympic USA Inc. Note, 7.50% ^	2,025,000	3/15/2011	2,040,188
US Concrete Inc. Sr. Sub Note, 8.375%	1,500,000	4/01/2014	1,616,250
			8,105,500

Hotels & Lodging 0.5%
Host Marriott LP Sr. Note, 7.125% ^	1,500,000	11/01/2013	1,603,125

Industrial Machinery 6.6%
Ainsworth Lumber Co. Ltd., 6.30%	3,000,000	4/01/2005	3,060,000
Alderwoods Group Inc. Sr. Note, 7.75%	875,000	9/15/2012	945,000
Allied Waste North America Inc. Note, 6.375%	1,325,000	4/15/2011	1,281,937
American Tower Corp, 7.50% ^	5,025,000	5/01/2012	5,276,250
Blount Inc. Sr. Sub. Note, 8.875%	2,000,000	8/01/2012	2,170,000
Citizens Communications Co. Note, 9.25% ^	3,000,000	5/15/2011	3,510,000
Crystal U.S. Holdings Note, 0.00% *	4,425,000	10/01/2014	3,031,125
Dresser Rand Group Inc., 7.375%	875,000	11/01/2014	892,500
			20,166,812

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Manufacturing 8.9%
EaglePicher Inc. Sr. Note, 9.75%	1,750,000	9/01/2013	1,750,000
Norcraft Holdings LP, 0.00%	2,025,000	9/01/2008	1,518,750
Norcross Safety Products LLC Sr. Sub. Note, 9.875%	1,750,000	8/15/2011	1,933,750
Park Ohio Industries, Inc. Ohio, 8.375%	3,000,000	11/15/2014	3,000,000
Rhodia, SA Sr. Note, 10.25% ^	3,000,000	6/01/2010	3,375,000
RMCC Acquisition Co. Sr. Sub. Note, 9.50% ^	875,000	11/01/2012	872,813
Terex Corp. Sr. Sub. Note, 9.25%	3,875,000	7/15/2011	4,349,687
TriMas Corp. Sr. Sub. Note, 9.875%	5,025,000	6/15/2012	5,326,500
Trinity Industries Inc. Sr. Note, 6.50%	3,100,000	3/15/2014	3,100,000
United Components Inc. Sr. Sub. Note, 9.375%	1,750,000	6/15/2013	1,898,750
			27,125,250

Media 0.8%
Affinia Group Inc., 9.00%	200,000	11/30/2014	208,500
Allbritton Communications Co. Note, 7.75%	2,225,000	12/15/2012	2,302,875
			2,511,375

Metals 0.6%
Alpha Natural Resources LLC Note, 10.00%	1,500,000	6/01/2012	1,710,000

Mobile Communications 1.7%
Crown Castle International Corp. Sr. Note, 7.50% ^	3,000,000	12/01/2013	3,225,000
Rogers Wireless Inc. Sr. Note, 9.625%	1,750,000	5/01/2011	2,051,875
			5,276,875

Oil & Gas 2.5%
Encore Acquisition Co. Note, 6.25%	1,000,000	4/15/2014	1,005,000
Gulfmark Offshore Inc. Sr. Note, 7.75%	3,200,000	7/15/2014	3,392,000
Parker Drilling Co. Note, 7.15%	3,000,000	3/01/2005	3,142,500
			7,539,500

Paper & Packaging 8.1%
BWAY Corp. Sr. Sub. Note, 10.00%	1,075,000	10/15/2010	1,118,000
Cenveo Corp. Sr. Sub. Note, 7.875% ^	3,500,000	12/01/2013	3,255,000
Charter Communications Holdings Sr. Note, 10.25%	1,750,000	9/15/2010	1,855,000
Dex Media Inc. Note, 1.00% *^	1,450,000	11/15/2013	1,136,437
Gaylord Entertainment Co. Note, 8.00%	2,775,000	11/15/2013	2,997,000
Graham Packaging Co. Sr. Note, 9.875%	3,000,000	10/15/2014	3,202,500
Greif Brothers Corp. Note, 8.875%	1,600,000	8/01/2012	1,780,000
Intertape Polymer U. S. Inc. Sr. Sub. Note, 8.50%	1,875,000	8/01/2014	1,905,469
Newark Group Inc. Sr. Sub. Note, 9.75%	1,700,000	3/15/2014	1,810,500
Owens Brockway Glass Inc. Note, 8.875%	2,100,000	2/15/2009	2,281,125
Owens Brockway Glass Inc. Sr. Note, 8.25% ^	2,025,000	5/15/2013	2,227,500
Solo Cup Co. Note, 8.50%	1,125,000	2/15/2014	1,170,000
			24,738,531

Pre-Refunded Bonds 0.2%
Advertising Directory Solution, 9.25%	450,000	11/15/2012	472,500

Restaurants 0.8%
Carrols Corp., 9.00%	450,000	1/15/2013	465,750
O Charleys Inc. Sr. Note, 9.00%	1,750,000	11/01/2013	1,872,500
			2,338,250

Retail 4.2%
Jean Coutu Group PJC Inc., 7.625%	425,000	8/01/2012	449,438

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Jean Coutu Group PJC Inc., 8.50% ^	3,000,000	8/01/2014	3,075,000
Phillips Van Heusen Corp. Sr. Note, 7.25% ^	1,725,000	2/15/2011	1,811,250
Riddell Bell Holdings Inc. Sr. Sub. Note, 8.375%	1,500,000	10/01/2012	1,552,500
Saks Inc. Note, 7.00% ^	2,849,000	12/01/2013	2,909,541
Tempur Pedic Inc. Sr. Note, 10.25%	1,365,000	8/15/2010	1,569,750
United Auto Group Inc. Note, 9.625%	1,425,000	3/15/2012	1,574,625
			12,942,104

Services 2.2%
Interline Brands Inc. Note, 11.50%	1,400,000	5/15/2011	1,575,000
Pep Boys Manny Moe & Jack, 7.50%	875,000	12/15/2014	887,031
United Rentals North America Inc. Sr. Sub. Note, 7.75% ^	2,550,000	11/15/2013	2,499,000
Xerox Corp. Sr. Note, 6.875%	1,550,000	8/15/2011	1,650,750
			6,611,781

Steel 1.7%
Earle M. Jorgensen Co. Note, 9.75%	2,200,000	6/01/2012	2,475,000
IPSCO Inc. Sr. Note, 8.75% ^	2,350,000	6/01/2013	2,690,750
			5,165,750

Telecommunications 5.1%
Eircom Funding Corp. Sr. Sub. Note, 8.25% ^	2,650,000	8/15/2013	2,928,250
Qwest Communications International Inc. Note, 5.79%	3,000,000	2/15/2005	3,037,500
Qwest Corp, 7.875%	1,275,000	9/01/2011	1,383,375
SBA Communications Corp., 8.50%	875,000	12/01/2012	892,500
Superior Essex Communications, 9.00%	4,500,000	4/15/2012	4,635,000
Western Wireless Corp. Sr. Note, 9.25% ^	2,375,000	7/15/2013	2,582,813
			15,459,438

Transportation 7.3%
ArvinMeritor Inc. Note, 8.75%	825,000	3/01/2012	952,875
Cooper Standard Automotive Inc., 7.00%	200,000	12/15/2012	203,000
Cooper Standard Automotive Inc., 8.375%	4,775,000	12/15/2014	4,763,062
CSK Auto Inc. Note, 7.00%	1,750,000	1/15/2014	1,717,187
Delco Remy International Inc, 9.375% ^	1,550,000	4/15/2012	1,588,750
OMI Corp. Note, 7.625%	5,100,000	12/01/2013	5,457,000
Stena Corp. AB Note, 9.625%	1,050,000	12/01/2012	1,186,500
Stena Corp. Note, 7.50%	175,000	11/01/2013	183,313
Tenneco Automotive Inc. Sr. Note, 10.25%	1,900,000	7/15/2013	2,242,000
TRW Automotive Inc. Sr. Sub. Note, 9.375%	3,512,000	2/15/2013	4,073,920
			22,367,607

Utility 4.1%
AES Corp. Note, 8.75% †	1,200,000	5/15/2013	1,363,500
AES Corp. Note, 9.00%	2,436,417	1/02/2017	2,765,333
Calpine Generating Co LLC, 7.75% ^	3,000,000	1/03/2005	2,932,500
NRG Energy Inc. Sr. Note, 8.00% †	3,125,000	12/15/2013	3,406,250
Reliant Resources Inc. Sr. Note, 9.25% ^	1,900,000	7/15/2010	2,118,500
			12,586,083
Total Bonds (Cost $282,102,731)			301,158,218

	Shares

COMMON STOCKS & OTHER 0.0%
Freedom Pay Inc. Com. (acquired 3/29/00, cost $50,875) *‡@	3,459,874	34,598
Phase Metrics Inc. C1. A Com. (acquired 1/23/98 through 6/9/98, cost $11,424,092) *‡@	842,908	118,007
Reunion Industries Inc. Com *	8,341	3,003
Total Common Stocks & Other (Cost $11,174,255)		155,608

The accompanying notes are an integral part of the financial statements.

	Shares	Value
SHORT-TERM INVESTMENTS 16.3%

State Street Navigator Securities Lending Prime Portfolio	49,737,295	49,737,295
Total Short-term Investments (Cost $49,737,295)		49,737,295
Total Investments (Cost $343,014,281) - 115.2%		351,051,121

Cash and Other Assets, Less Liabilities-(15.2%)		(46,448,619)

Net Assets - 100.0%		$304,602,502

KEY TO SYMBOLS

*                                         Non-income-producing securities

@                                    Security valued under consistently applied procedures established by the Trustees.

‡                                          Security restricted as to public resale.  At December 31, 2004, there were no outstanding unrestricted securities of the same class as those held.  The total cost and market value of restricted securities owned at December 31, 2004 were $11,474,967 and $152,605 (0.05% of net assets), respectively.

†                                          Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers.  The total cost and market value of Rule 144A securities owned at December 31, 2004, were $9,448,050 and $10,510,343 (36.5% of net assets), respectively.

^                                          All or a portion of this security is being held on loan.  As of December 31 2004, the value of securities loaned was $48,735,198.

The accompanying notes are an integral part of the financial statements.

Item 2: Controls and Procedures

(a)                                  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Income Trust
Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,  the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Income Trust

By	/s/ Richard S. Davis

Richard S. Davis
President, Chairman and Chief Executive Officer

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis
President, Chairman and Chief Executive Officer

Date: February 28, 2005

By	/s/ Douglas A. Romich

Douglas A. Romich
Treasurer, Principal Financial Officer

Date: February 28, 2005

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